T. ROWE PRICE EQUITY INCOME ETF

March 31, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.4%
COMMUNICATION SERVICES 3.4%
Diversified Telecommunication Services 0.5%
AT&T	18,310	518
Verizon Communications	21,112	958
		1,476
Entertainment 1.0%
Walt Disney	29,981	2,959
		2,959
Media 1.9%
Comcast, Class A	47,713	1,761
News, Class A	144,724	3,939
News, Class B	1,161	35
		5,735
Total Communication Services		10,170
CONSUMER DISCRETIONARY 2.6%
Automobiles 0.5%
General Motors	30,129	1,417
		1,417
Broadline Retail 0.1%
Kohl's	31,630	259
		259
Hotels, Restaurants & Leisure 0.9%
Las Vegas Sands	73,196	2,827
		2,827
Leisure Products 0.5%
Mattel (1)	71,930	1,398
		1,398
Specialty Retail 0.6%
Home Depot	1,938	710
TJX	9,550	1,163
		1,873
Total Consumer Discretionary		7,774
CONSUMER STAPLES 9.4%
Beverages 0.1%
Keurig Dr Pepper	10,526	360
		360

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Consumer Staples Distribution & Retail 1.4%
Dollar General	11,322	996
Walmart	35,572	3,123
		4,119
Food Products 1.4%
Conagra Brands	62,990	1,680
Mondelez International	1,152	78
Tyson Foods, Class A	41,172	2,627
		4,385
Household Products 2.8%
Colgate-Palmolive	30,116	2,822
Kimberly-Clark	38,844	5,524
		8,346
Personal Care Products 1.9%
Kenvue	235,917	5,657
		5,657
Tobacco 1.8%
Philip Morris International	34,182	5,426
		5,426
Total Consumer Staples		28,293
ENERGY 10.1%
Energy Equipment & Services 0.8%
Baker Hughes	7,931	349
Schlumberger	50,396	2,106
		2,455
Oil, Gas & Consumable Fuels 9.3%
Chevron	946	158
ConocoPhillips	35,660	3,745
Enbridge	11,701	519
EOG Resources	9,959	1,277
EQT	41,323	2,208
Expand Energy	11,030	1,228
Exxon Mobil	43,537	5,178
Hess	5,975	954
Phillips 66	5,794	715
South Bow (2)	49,908	1,274
Suncor Energy	34,960	1,354
TC Energy	29,495	1,392
TotalEnergies, ADR	87,174	5,639
Williams	35,624	2,129
		27,770
Total Energy		30,225

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
FINANCIALS 23.2%
Banks 9.3%
Bank of America	73,027	3,047
Citigroup	65,085	4,620
Fifth Third Bancorp	71,032	2,785
Huntington Bancshares	236,082	3,544
JPMorgan Chase	20,107	4,932
US Bancorp	57,006	2,407
Wells Fargo	91,484	6,568
		27,903
Capital Markets 2.3%
Charles Schwab	71,955	5,633
Morgan Stanley	5,961	695
State Street	6,480	580
		6,908
Financial Services 3.1%
Apollo Global Management	6,880	942
Equitable Holdings	95,389	4,969
Fiserv (1)	16,335	3,607
		9,518
Insurance 8.5%
American International Group	57,665	5,013
Chubb	19,224	5,805
Hartford Insurance Group	36,716	4,543
Loews	37,874	3,481
MetLife	82,856	6,653
		25,495
Total Financials		69,824
HEALTH CARE 16.2%
Biotechnology 0.5%
AbbVie	3,842	805
Biogen (1)	5,759	788
		1,593
Health Care Equipment & Supplies 4.6%
Becton Dickinson	22,543	5,164
GE HealthCare Technologies	5,844	472
Medtronic	34,836	3,130
Zimmer Biomet Holdings	43,631	4,938
		13,704
Health Care Providers & Services 6.3%
Cardinal Health	4,218	581
Centene (1)	6,208	377

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Cigna	9,835	3,236
CVS Health	57,790	3,915
Elevance Health	14,709	6,398
Humana	1,416	375
UnitedHealth Group	7,632	3,997
		18,879
Life Sciences Tools & Services 0.5%
Thermo Fisher Scientific	2,979	1,482
		1,482
Pharmaceuticals 4.3%
AstraZeneca, ADR	26,050	1,915
Bristol-Myers Squibb	22,993	1,402
Johnson & Johnson	13,271	2,201
Merck	6,714	603
Pfizer	53,649	1,359
Sanofi, ADR	64,278	3,565
Viatris	226,724	1,975
		13,020
Total Health Care		48,678
INDUSTRIALS & BUSINESS SERVICES 12.5%
Aerospace & Defense 5.0%
Boeing (1)	27,151	4,630
GE Aerospace	26,349	5,274
L3Harris Technologies	24,241	5,074
		14,978
Air Freight & Logistics 0.9%
United Parcel Service, Class B	24,934	2,743
		2,743
Electrical Equipment 0.9%
GE Vernova	3,606	1,101
Rockwell Automation	5,769	1,490
		2,591
Ground Transportation 1.3%
CSX	76,540	2,252
Norfolk Southern	6,974	1,652
Union Pacific	358	85
		3,989
Industrial Conglomerates 0.4%
3M	7,466	1,096
Honeywell International	197	42
		1,138

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Machinery 2.6%
AGCO	11,660	1,079
Cummins	5,812	1,822
Fortive	17,861	1,307
Stanley Black & Decker	49,254	3,787
		7,995
Passenger Airlines 1.1%
Southwest Airlines	95,875	3,220
		3,220
Trading Companies & Distributors 0.3%
Ferguson Enterprises	6,068	972
		972
Total Industrials & Business Services		37,626
INFORMATION TECHNOLOGY 8.5%
Communications Equipment 0.2%
Cisco Systems	9,049	558
		558
Electronic Equipment, Instruments & Components 0.8%
TE Connectivity	17,680	2,498
		2,498
IT Services 0.9%
Accenture, Class A	8,466	2,642
		2,642
Semiconductors & Semiconductor Equipment 4.8%
Advanced Micro Devices (1)	9,350	961
Applied Materials	11,368	1,650
Intel	45,979	1,044
NXP Semiconductors	11,674	2,219
QUALCOMM	37,291	5,728
Texas Instruments	14,955	2,687
		14,289
Software 1.8%
Adobe (1)	3,485	1,337
Microsoft	9,473	3,556
Salesforce.com	2,240	601
		5,494
Total Information Technology		25,481

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
MATERIALS 3.1%
Chemicals 1.3%
CF Industries Holdings	48,972	3,827
		3,827
Containers & Packaging 1.5%
International Paper	81,933	4,371
		4,371
Paper & Forest Products 0.3%
West Fraser Timber	12,312	948
		948
Total Materials		9,146
REAL ESTATE 4.2%
Industrial REITs 0.5%
Rexford Industrial Realty, REIT	40,934	1,603
		1,603
Office REITs 0.1%
Vornado Realty Trust, REIT	4,406	163
		163
Residential REITs 1.5%
Equity Residential, REIT	65,015	4,654
		4,654
Specialized REITs 2.1%
Rayonier, REIT	67,408	1,879
Weyerhaeuser, REIT	150,233	4,399
		6,278
Total Real Estate		12,698
UTILITIES 6.2%
Electric Utilities 3.0%
NextEra Energy	37,582	2,664
PG&E	12,968	223
Southern	67,843	6,238
		9,125
Gas Utilities 0.1%
Atmos Energy	1,286	199
		199
Multi-Utilities 3.1%
Ameren	38,818	3,898
Dominion Energy	48,551	2,722
NiSource	6,214	249

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Sempra	33,592	2,397
		9,266
Total Utilities		18,590

Total Miscellaneous Common Stocks 0.0% (3)		50
Total Common Stocks (Cost $276,265)		298,555
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, 4.29% (4)	1,514,340	1,514
Total Short-Term Investments (Cost $1,514)		1,514
SECURITIES LENDING COLLATERAL 0.4%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.39% (4)(5)	1,196,822	1,197
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		1,197
Total Securities Lending Collateral (Cost $1,197)		1,197
Total Investments in Securities 100.3% of Net Assets (Cost $278,976)		$301,266
Other Assets Less Liabilities (0.3%)		(770)
Net Assets 100.0%		$300,496

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	All or a portion of this security is on loan at March 31, 2025.
(3)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4)	Seven-day yield
(5)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE EQUITY INCOME ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/24	Purchase Cost	Sales Cost	Value 3/31/25
T. Rowe Price Government Reserve Fund	$5,396	¤	¤	$1,197
	Total			$1,197^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $1,197.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Equity Income ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE EQUITY INCOME ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On March 31, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
ETF787-054Q1
03/25